Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$459,881.18

Principal:
Principal Collections	$6,485,720.24
Prepayments in Full	$2,397,976.89
Liquidation Proceeds	$92,835.83
Recoveries	$27,920.70
Sub Total	$9,004,453.66
Collections	$9,464,334.84

Purchase Amounts:
Purchase Amounts Related to Principal	$273,003.15
Purchase Amounts Related to Interest	$1,628.06
Sub Total	$274,631.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,738,966.05

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$9,738,966.05
Servicing Fee	$95,462.38	$95,462.38	$0.00	$0.00	$9,643,503.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,643,503.67
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,643,503.67
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,643,503.67
Interest - Class A-4 Notes	$52,529.79	$52,529.79	$0.00	$0.00	$9,590,973.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,590,973.88
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$9,512,718.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,512,718.46
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$9,455,295.13
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,455,295.13
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$9,383,070.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,383,070.13
Regular Principal Payment	$8,329,553.92	$8,329,553.92	$0.00	$0.00	$1,053,516.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,053,516.21
Residuel Released to Depositor	$0.00	$1,053,516.21	$0.00	$0.00	$0.00
Total		$9,738,966.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,329,553.92
Total					$8,329,553.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,329,553.92	$57.60	$52,529.79	$0.36	$8,382,083.71	$57.96
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$8,329,553.92	$7.64	$260,433.54	$0.24	$8,589,987.46	$7.88

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$29,318,952.89	0.2027590	$20,989,398.97	0.1451549
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$104,168,952.89	0.0955459	$95,839,398.97	0.0879059

Pool Information
Weighted Average APR	4.540%	4.555%
Weighted Average Remaining Term	20.38	19.64
Number of Receivables Outstanding	14,608	14,031
Pool Balance	$114,554,853.71	$105,230,557.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$104,168,952.89	$95,839,398.97
Pool Factor	0.0954624	0.0876921

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$9,391,158.32
Targeted Overcollateralization Amount	$9,391,158.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,391,158.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	46

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		68	$74,760.31
(Recoveries)		98	$27,920.70
Net Losses for Current Collection Period			$46,839.61
Cumulative Net Losses Last Collection Period			$8,630,510.46
Cumulative Net Losses for all Collection Periods			$8,677,350.07

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.52%	387	$3,705,102.17
61-90 Days Delinquent	0.39%	40	$409,705.90
91-120 Days Delinquent	0.16%	15	$170,871.69
Over 120 Days Delinquent	0.80%	70	$847,072.68
Total Delinquent Receivables	4.88%	512	$5,132,752.44

Repossession Inventory:
Repossessed in the Current Collection Period		21	$202,912.91
Total Repossessed Inventory		25	$270,336.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2359%
Preceding Collection Period			0.9340%
Current Collection Period			0.5115%
Three Month Average			0.5605%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8977%
Preceding Collection Period			1.0337%
Current Collection Period			0.8909%
Three Month Average			0.9408%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer